CONDENSED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net Loss	$ (7,363,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(23,366)
Changes in fair value of warrant liability	4,373,334
Change in fair value of FPA liability	140,000
Loss on initial issuance of private warrants	267,467
Offering costs allocable to warrant liabilities	1,148,289
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(208,263)
Accrued expenses	639,150
Net cash used in operating activities	(1,027,314)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(414,000,000)
Net cash used in investing activities	(414,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	405,720,000
Proceeds from sale of Private Placement Warrants	10,030,000
Repayment of promissory note ? related party	(117,917)
Payment of offering costs	(308,498)
Net cash provided by financing activities	415,323,585
Net Change in Cash	296,271
Cash ? Beginning of period	0
Cash ? End of period	296,271
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption	365,248,633
Change in value of common stock subject to possible redemption	48,751,367
Initial Classification of Warrant Liabilities	30,583,467
Deferred underwriting fee payable	$ 14,490,000